Leases (Tables)	6 Months Ended
Sep. 30, 2020
Leases
Summary of components of operating lease cost

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Operating lease cost	2,139	3,018
Variable lease cost	42	7
Total operating lease cost	2,181	3,025

Summary of future lease payments under operating leases

Amounts
(in millions of RMB)

For the six months ending March 31, 2021	2,047
Year ending March 31, 2022	3,539
Year ending March 31, 2023	3,106
Year ending March 31, 2024	2,850
Year ending March 31, 2025	2,566
Thereafter	15,933
30,041
Less: imputed interest	(8,030)
Total operating lease liabilities (Note 17)	22,011